Cash and Cash Equivalents and Short-term investments (Narrative) (Details)	12 Months Ended
	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 MXN ($)	Apr. 30, 2023 USD ($)
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Operating bank accounts	$ 37,548,304	$ 12,608,704
Current investments	30,000,000	$ 6,789,000				$ 5,000,000
Percentage of interest on GIC investment certificate		5.30%
Short-term guaranteed investment	$ 0	$ 40,115,000
Other cash and cash equivalents			$ 441,705	$ 2,226,985	$ 6,877,311	$ 7,797,176
Bottom of range [Member]
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Percentage of interest on GIC investment certificate	5.24%
Percentage of interest on GIC investment certificate with maturities of more than 90 days		5.18%
Top of range [Member]
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Percentage of interest on GIC investment certificate	5.33%
Percentage of interest on GIC investment certificate with maturities of more than 90 days		5.24%